UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2011

Date of reporting period: 08/31/2010

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2010 (Unaudited)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 83.7%

Corporate — 3.7%
New Jersey EDA, RB, AMT:
American Airlines Inc. Project, 7.10%, 11/01/31	$1,075	$997,460
Continental Airlines Inc. Project, 6.25%, 9/15/19	3,000	2,940,030
Continental Airlines Inc. Project, 6.40%, 9/15/23	500	491,325
Disposal, Waste M Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15 (a)	2,000	2,170,420
Public Service Electric & Gas Co., Series A (NPFGC), 6.40%, 5/01/32	100	100,123
New Jersey EDA, Refunding RB:
Burlington Coat Factory, 6.13%, 9/01/10	40	40,000
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,510,112
Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,250	1,255,863

		9,505,333

County/City/Special District/School District — 4.2%
Borough of Cape May Point New Jersey, GO, 5.70%, 3/15/13	450	469,850
City of Perth Amboy New Jersey, GO, CAB (AGM) (b):
5.12%, 7/01/35	1,250	1,187,850
5.20%, 7/01/36	300	284,733
County of Middlesex New Jersey, COP, Refunding (NPFGC), 5.00%, 8/01/22	200	206,174
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,807,260
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/26	1,705	1,846,958
Senior, Heldrich Center Hotel, Series A, 5.00%, 1/01/15	880	545,010
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,781,337

Municipal Bonds	Par (000)	Value

New Jersey (continued)

County/City/Special District/School District (concluded)
Salem County Improvement Authority, RB, Finlaw Street Office Building (AGM), 5.38%, 8/15/28	$605	$640,374
South Jersey Port Corp., Refunding RB, AMT, 5.20%, 1/01/23	1,500	1,519,935
Union County Improvement Authority, LRB, Madison Redevelopment Project (AGM), 5.00%, 3/01/25	500	541,805

		10,831,286

Education — 13.3%
New Jersey EDA, RB, Duke Farms Foundation Project, Series B, 5.00%, 7/01/48	1,500	1,623,390
New Jersey EDA, Refunding RB, Seeing Eye Inc. Project (AMBAC), 5.00%, 12/01/24	5,500	5,630,240
New Jersey Educational Facilities Authority, RB:
Fairleigh Dickinson University, Series D (ACA), 5.25%, 7/01/32	1,500	1,459,980
Georgian Court College Project, Series C, 6.50%, 7/01/13 (c)	750	876,667
Kean University, Series D (FGIC), 5.25%, 7/01/13 (c)	250	283,138
Montclair State University, Series F (FGIC), 5.00%, 7/01/11 (c)	500	519,755
New Jersey Institute of Technology, Series G (NPFGC), 5.25%, 7/01/19	1,000	1,030,280
Princeton University, Series B, 4.25%, 7/01/40	1,750	1,792,682
Rider University, Series C (Radian), 5.00%, 7/01/37	2,400	2,368,416
Rowan University, Series C (NPFGC), 5.00%, 7/01/14 (c)	650	755,528
Rowan University, Series C (NPFGC), 5.13%, 7/01/14 (c)	715	834,455
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	1,750	1,861,755
Georgian Court University, Series D, 5.00%, 7/01/33	500	501,400
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	295	289,132

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2010	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
Rowan University, Series B (AGC), 5.00%, 7/01/27	$1,250	$1,374,737
Rowan University, Series B (AGM), 3.00%, 7/01/27	220	195,221
Rowan University, Series B (AGM), 3.00%, 7/01/28	285	246,588
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,400	1,416,058
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	2,500	2,936,350
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,375,776
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	100	105,134
5.00%, 12/01/26	650	680,336
New Jersey State Higher Education Assistance Authority, RB, Series A, AMT (AMBAC), 5.30%, 6/01/17	15	15,023
University of Medicine & Dentistry of New Jersey, COP:
(AMBAC), 5.00%, 4/15/22	250	256,173
(NPFGC), 5.00%, 6/15/29	1,000	1,013,350
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC):
5.13%, 12/01/22	250	256,250
5.50%, 12/01/27	2,030	2,079,370
5.00%, 12/01/31	1,000	1,002,880

		34,780,064

Health — 16.4%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,659,265
City of Newark New Jersey, Refunding RB, New Community Urban Renewal, Series A (Ginnie Mae), 5.20%, 6/01/30	905	934,322
New Jersey EDA, RB:
CAB, St. Barnabas Health, Series A (NPFGC), 5.62%, 7/01/23 (d)	4,000	1,676,920
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	1,000	876,230
First Mortgage, Presbyterian Homes, Series A, 6.38%, 11/01/31	1,330	1,266,479
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/24	875	904,234
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/32	500	501,625
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,520,325
Seabrook Village Inc. Facility, 5.25%, 11/15/26	2,000	1,843,780
Seabrook Village Inc. Facility, 5.25%, 11/15/36	600	533,508

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Health (concluded)
New Jersey Health Care Facilities Financing Authority, RB:
Avalon at Hillsborough, Series A, AMT, 6.63%, 7/01/35	$500	$445,340
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	462,093
Hunterdon Medical Center, Series A, 5.25%, 7/01/25	750	776,197
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,100	1,105,698
Kennedy Health System, 5.50%, 7/01/21	2,000	2,025,220
Meridian Health, Series I (AGC), 5.00%, 7/01/38	1,920	1,998,106
Pascack Valley Hospital Association, 6.00%, 7/01/13 (e)(f)	830	8
RWJ Health Care Corp., Series B (Radian), 5.00%, 7/01/25	250	245,873
South Jersey Hospital, 6.00%, 7/01/12 (c)	1,500	1,651,815
Virtua Health (AGC), 5.50%, 7/01/38	3,620	3,964,081
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical System, 6.25%, 7/01/17	505	535,063
Bayshore Community Hospital (Radian), 5.13%, 7/01/32	1,500	1,301,910
CAB, St. Barnabas Health, Series B, 5.90%, 7/01/30 (d)	4,500	1,066,950
CAB, St. Barnabas Health, Series B, 5.68%, 7/01/36 (d)	7,360	1,071,542
CAB, St. Barnabas Health, Series B, 5.75%, 7/01/37 (d)	7,000	943,460
Capital Health System Obligation Group, Series A, 5.75%, 7/01/13 (c)	600	678,870
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (g)	125	158,358
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,794,400
Holy Name Medical Center, 5.00%, 7/01/25 (h)	500	504,220
Robert Wood Johnson, 5.00%, 7/01/31 (h)	1,500	1,550,775
South Jersey Hospital, 5.00%, 7/01/46	3,150	3,171,640
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,190	3,552,910

		42,721,217

Housing — 7.6%
Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (Fannie Mae), 5.15%, 2/01/24	2,945	2,988,321
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	2,100	2,161,005

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2010

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Housing (concluded)
New Jersey State Housing & Mortgage Finance Agency, RB (concluded):
S/F Housing, Series U, AMT, 4.90%, 10/01/27	$2,500	$2,542,100
S/F Housing, Series U, AMT, 4.95%, 10/01/32	640	646,778
S/F Housing, Series X, AMT, 4.85%, 4/01/16	2,000	2,120,260
Series AA, 6.50%, 10/01/38	1,815	2,010,657
New Jersey State Housing & Mortgage Finance Agency, Refunding RB:
S/F Housing, Series T, AMT, 4.65%, 10/01/32	3,900	3,894,501
Series B (AGM), 6.15%, 11/01/20	195	195,347
Series B (AGM), 6.25%, 11/01/26	940	941,410
Newark Housing Authority, RB, South Ward Police Facility (AGC):
5.75%, 12/01/30	625	693,012
6.75%, 12/01/38	1,425	1,661,764

		19,855,155

State — 18.7%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.17%, 11/01/24 (d)	10,000	5,934,000
CAB, Series B, 5.24%, 11/01/27 (d)	4,135	2,084,536
Election of 2005, Series A, 5.80%, 11/01/22	1,640	1,971,378
Election of 2005, Series A, 5.75%, 11/01/28	2,080	2,650,669
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series R (NPFGC), 4.95%, 7/01/21 (d)	1,675	1,045,317
Cigarette Tax, 5.63%, 6/15/19	520	520,140
Cigarette Tax, 5.75%, 6/15/29	5,790	5,723,936
Cigarette Tax (Radian), 5.50%, 6/15/31	125	122,923
Motor Vehicle Commission, Series A (NPFGC), 3.52%, 7/01/12 (d)	4,000	3,843,400
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,068,160
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,128,446
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	425	438,043
Newark Downtown District Management Corp., 5.13%, 6/15/37	350	334,516
School Facilities Construction, Series L (AGM), 5.00%, 3/01/30	1,700	1,788,689
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,500	1,681,245
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,158,350
School Facilities, Series U (AMBAC), 5.00%, 9/01/37	500	526,210
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 3.61%, 3/15/21 (d)	2,000	1,340,320

Municipal Bonds	Par (000)	Value

New Jersey (continued)

State (concluded)
New Jersey EDA, Refunding RB (concluded):
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	$1,000	$1,060,430
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,805,000
New Jersey Educational Facilities Authority, RB, Public Library Project Grant Issue, Series A (AMBAC), 5.50%, 9/01/19	1,120	1,210,944
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC), 5.50%, 3/01/21	805	920,332
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System, Series C (AMBAC), 5.05%, 12/15/35 (d)	1,380	341,095
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,201,634
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,075,680
5.25%, 6/15/30	1,110	1,186,424
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	3,000	3,686,130

		48,847,947

Tobacco — 2.3%
Tobacco Settlement Financing Corp. New Jersey, RB, 7.00%, 6/01/13 (c)	1,445	1,699,754
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
4.50%, 6/01/23	2,000	1,879,600
5.00%, 6/01/41	3,500	2,395,540

		5,974,894

Transportation — 14.9%
Delaware River Joint Toll Bridge Commission, Refunding RB, 5.00%, 7/01/24	2,450	2,564,366
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	1,875	1,961,700
Delaware River Port Authority, Refunding RB, Port District Project, Series A (AGM), 5.20%, 1/01/27	350	357,980
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C:
4.88%, 1/01/46	1,000	1,028,560
5.25%, 1/01/46	4,900	5,212,228
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.22%, 1/01/15 (b)	1,510	1,259,718
Series C (AGM), 5.00%, 1/01/30	2,500	2,651,525
Series I, 5.00%, 1/01/35	2,500	2,674,900

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2010	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

Transportation (concluded)
New Jersey State Turnpike Authority, Refunding RB:
Series C, 6.50%, 1/01/16 (g)	$30	$37,643
Series C, 6.50%, 1/01/16	80	97,986
Series C, 6.50%, 1/01/16 (g)	390	449,537
Series C (NPFGC), 6.50%, 1/01/16	545	667,532
Series C (NPFGC), 6.50%, 1/01/16 (g)	2,765	3,187,105
Series C-2005 (NPFGC), 6.50%, 1/01/16 (g)	190	240,409
New Jersey Transportation Trust Fund Authority, RB (d):
CAB, Transportation System, Series A, 4.89%, 12/15/38	10,000	2,107,900
Transportation System, Series A, 6.23%, 12/15/32	10,000	3,042,800
Port Authority of New York & New Jersey, RB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,229,100
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,237,410
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/11	1,750	1,803,900
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,007,220
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 155th Series, AMT, 4.75%, 4/15/37	5,000	5,139,850

		38,959,369

Utilities — 2.6%
Cumberland County Improvement Authority, RB, Series A, 5.00%, 1/01/30	900	929,664
New Jersey EDA, RB, New Jersey American Water Co., Inc. Project, Series A, AMT (AMBAC), 5.25%, 11/01/32	1,250	1,257,862
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.41%, 8/01/21 (d)	5,000	3,244,200
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/24	1,195	1,396,095

		6,827,821

Total Municipal Bonds in New Jersey		218,303,086

Guam — 0.8%

State — 0.4%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	1,081,831

Utilities — 0.4%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	1,000	1,013,270

Total Municipal Bonds in Guam		2,095,101

Municipal Bonds	Par (000)	Value

Multi-State (i)(j) — 2.9%

Housing — 2.9%
Centerline Equity Issuer Trust, 7.60%, 12/15/50	$4,000	$4,043,920
MuniMae Tax-Exempt Bond Subsidiary LLC, 7.50%, 6/30/49 (a)	3,787	3,484,023

Total Municipal Bonds in Multi-State		7,527,943

Northern Mariana Islands — 0.3%

State — 0.3%
Commonwealth of the Northern Mariana Islands, GO, Series A:
6.75%, 10/01/13 (c)	600	695,664
6.75%, 10/01/33	150	149,328

Total Municipal Bonds in the Northern Mariana Islands		844,992

Puerto Rico — 10.8%

Corporate — 0.4%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	1,345	1,174,736

County/City/Special District/School District — 0.5%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.77%, 8/01/41 (d)	7,750	1,297,583

Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,600	1,663,696

State — 4.7%
Commonwealth of Puerto Rico, GO, Public Improvement:
(AGM), 5.50%, 7/01/19	3,000	3,527,160
Series A, 5.25%, 7/01/16 (c)	310	378,374
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement:
Series A (NPFGC), 5.50%, 7/01/21	1,000	1,116,310
Series A-4 (AGM), 5.25%, 7/01/30	725	780,680
Series C, 6.00%, 7/01/39	1,500	1,624,875
Puerto Rico Municipal Finance Agency, GO, Series A (AGM), 5.00%, 8/01/21	1,250	1,332,300
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	3,250	3,474,120

		12,233,819

Transportation — 1.2%
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/26	850	919,742
Series D, 5.38%, 7/01/12 (c)	1,000	1,088,080
Series N (AGC), 5.25%, 7/01/34	1,000	1,099,590

		3,107,412

Utilities — 3.4%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	1,000	1,082,930
Puerto Rico Electric Power Authority, RB:
Series WW, 5.50%, 7/01/38	2,000	2,115,780
Series XX, 5.25%, 7/01/40	4,000	4,184,200

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2010

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

Utilities (concluded)
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/29	$1,220	$1,360,105

		8,743,015

Total Municipal Bonds in Puerto Rico		28,220,261

U.S. Virgin Islands — 0.9%

Corporate — 0.9%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,400	1,427,216
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 5.88%, 7/01/22	750	759,795

Total Municipal Bonds in the U.S. Virgin Islands		2,187,011

Total Long-Term Investments (Cost – $248,139,836) – 99.4%		259,178,394

Short-Term Securities	Shares

BIF New Jersey Municipal Money Fund, 0.04% (k)(l)	372,070	372,070

Total Short-Term Securities (Cost – $372,070) – 0.1%		372,070

Total Investments (Cost – $248,511,906*) – 99.5%		259,550,464
Other Assets Less Liabilities – 0.5%		1,260,668

Net Assets – 100.0%		$260,811,132

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$248,258,313

Gross unrealized appreciation	$16,624,340
Gross unrealized depreciation	(5,332,189)

Net unrealized appreciation	$11,292,151

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Security is collateralized by Municipal or US Treasury obligations.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Securities Ltd.	$1,550,775	$28,575
Merrill Lynch	$504,220	$5,295

(i)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(k)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, are as follows:

Affiliate	Shares Held at May 31, 2010	Net Activity	Shares Held at August 31, 2010	Income

BIF New Jersey Municipal Money Fund	796,049	(423,979)	372,070	$315

(l)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2010	5

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$259,178,394	—	$259,178,394
Short-Term Securities	$372,070	—	—	372,070

Total	$372,070	$259,178,394		$259,550,464

[1]	See above Schedule of Investments for values in each sector.

6	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2010

Schedule of Investments August 31, 2010 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania — 77.1%

Corporate — 4.8%
Bradford County IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	$1,000	$1,018,760
Delaware County IDA Pennsylvania, RB, Water Facilities, Aqua Pennsylvania Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,773,081
Northumberland County IDA, Refunding RB, Aqua Pennsylvania Inc. Project, AMT (NPFGC), 5.05%, 10/01/39	2,500	2,532,075
Pennsylvania Economic Development Financing Authority, RB, Series A:
Aqua Pennsylvania Inc. Project, 5.00%, 10/01/39	3,000	3,163,350
Aqua Pennsylvania Inc. Project, AMT, 6.75%, 10/01/18	9,400	11,234,504
Waste Management Inc. Project, AMT, 5.10%, 10/01/27	300	302,736
Washington County IDA Pennsylvania, Refunding RB, West Pennsylvania, Mitchell, Series G (AMBAC), 6.05%, 4/01/14	2,500	2,504,950

		26,529,456

County/City/Special District/School District — 15.8%
Coatesville School District, GO (AGM), 5.00%, 8/01/25	6,585	7,297,826
County of Allegheny Pennsylvania, GO, Refunding, Series C-57 (NPFGC), 5.00%, 11/01/21	5,775	6,395,004
Delaware Valley Regional Financial Authority, RB:
5.75%, 7/01/32	21,000	23,740,500
Series A (AMBAC), 5.50%, 8/01/28	16,500	18,405,750
Delaware Valley Regional Financial Authority, Refunding RB, Series A, 5.50%, 6/01/37	7,500	8,685,000
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	415	418,897
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	8,600	9,482,962

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

County/City/Special District/School District (concluded)
Souderton Area School District Pennsylvania, GO (NPFGC), 5.00%, 11/15/22	$4,290	$4,829,039
West Chester Area School District Pennsylvania, GO, Series A (AGM), 5.00%, 5/15/22	7,450	8,530,771

		87,785,749

Education — 14.5%
Adams County IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	950	1,065,511
5.00%, 8/15/25	980	1,090,456
5.00%, 8/15/26	810	891,340
4.50%, 8/15/27	2,360	2,467,923
Cumberland County Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,015,370
Delaware County Authority Pennsylvania, RB:
Haverford College, 5.75%, 11/15/25	6,795	6,932,395
Villanova University, 5.25%, 12/01/31	600	659,910
Delaware County Authority, RB, Haverford College:
5.00%, 11/15/35	6,070	6,625,405
5.00%, 11/15/40	3,700	4,022,899
Lancaster Higher Education Authority, RB, Franklin & Marshall College Project, 5.00%, 4/15/37	2,930	3,048,431
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	4,000	4,180,920
State System of Higher Education, Series A (NPFGC), 5.00%, 6/15/26	3,300	3,588,321
Thomas Jefferson University, 5.00%, 3/01/40	11,000	11,612,920
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of the Sciences Philadelphia (AGC), 5.00%, 11/01/32	5,000	5,334,400

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
HUD	U.S. Department of Housing and Urban Development
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2010	1

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

Education (concluded)
Pennsylvania State University, Refunding RB, Series A:
5.00%, 8/15/28	$5,045	$5,611,200
5.00%, 8/15/29	2,000	2,216,100
Philadelphia Authority for Industrial Development, RB, Amern College of Physicians:
5.50%, 6/15/20	6,370	6,382,039
5.50%, 6/15/25	8,315	8,326,724
Swarthmore Borough Authority, Refunding RB, Series A, 4.30%, 9/15/28	5,400	5,645,214

		80,717,478

Health — 18.4%
Allegheny County Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/25	6,750	8,147,520
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A:
5.00%, 11/15/28	4,750	3,767,795
5.38%, 11/15/40	5,620	4,263,557
Allegheny County IDA Pennsylvania, Refunding RB:
Commercial Development, MPB Associate Project (AGM), 7.70%, 12/01/13	2,515	2,767,934
Residential Resource Inc. Project, 5.13%, 9/01/31	905	827,279
Bucks County IDA, RB, Ann’s Choice Inc. Facility, Series A, 5.90%, 1/01/27	770	770,031
Cumberland County Municipal Authority, RB, Diakon Lutheran, 6.38%, 1/01/39	3,000	3,142,680
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,435,350
Delaware County Authority Pennsylvania, Refunding RB, Crozer Keystone Obligation Group, Series A, 5.00%, 12/15/31	5,900	5,068,749
Franklin County IDA Pennsylvania, RB, Chambersburg Hospital Project, 5.38%, 7/01/42	6,370	6,548,360
Fulton County IDA, RB, Fulton County Medical Center Project, 5.90%, 7/01/40	500	451,565
Lancaster County Hospital Authority, RB:
Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,751,715
Health Center, Masonic Homes Project, 5.00%, 11/01/31	1,885	1,924,962
Lebanon County Good Samaritan Hospital Authority, Refunding RB, Pleasant View Retirement, Series A, 5.30%, 12/15/26	1,000	959,880

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

Health (concluded)
Lycoming County Authority, Refunding RB, Susquehanna Health System Project, Series A, 5.75%, 7/01/39	$3,080	$3,180,901
Mifflin County Hospital Authority, Refunding RB (Radian) (a):
6.20%, 1/01/11	1,000	1,029,700
6.40%, 1/01/11	2,550	2,627,418
Monroe County Hospital Authority Pennsylvania, Refunding RB, Hospital, Pocono Medical Center, 5.13%, 1/01/37	4,140	4,160,824
Montgomery County Higher Education & Health Authority, Refunding RB, , Series A:
Abington Memorial Hospital 5.13%, 6/01/33	4,860	4,978,390
Health Care, Holy Redeemer Health (AMBAC), 5.25%, 10/01/27	8,900	8,354,964
Montgomery County IDA Pennsylvania, RB:
Acts Retirement Life Community, Series A, 4.50%, 11/15/36	5,290	4,456,560
Acts Retirement Life Community, Series A-1, 6.25%, 11/15/29	480	517,910
New Regional Medical Center Project (FHA), 5.38%, 8/01/38	5,300	5,602,312
Montgomery County IDA Pennsylvania, Refunding RB, Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	1,012,380
Pennsylvania Higher Educational Facilities Authority, RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	4,960,032
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (b)	3,000	3,747,660
Sayre Health Care Facilities Authority, Refunding RB, Guthrie Health, Series A, 5.88%, 12/01/31	320	327,190
South Fork Municipal Authority, Refunding RB, Series B:
Conemaugh Valley Memorial (AGC), 5.38%, 7/01/35	3,900	4,092,582
Good Samaritan Medical Center Project (NPFGC), 5.38%, 7/01/16	2,875	2,881,497
Southcentral General Authority Pennsylvania, Refunding RB:
Wellspan Health, 5.63%, 5/15/26 (b)	315	328,665
Wellspan Health Obligor Group, Series A, 6.00%, 6/01/29	3,750	4,241,400

		102,327,762

Housing — 4.5%
Pennsylvania HFA, RB:
Series 94-A, AMT, 5.10%, 10/01/31	3,000	3,042,750
Series 103C, 5.40%, 10/01/33	4,250	4,492,845

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2010

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

Housing (concluded)
Pennsylvania HFA, Refunding RB, AMT:
S/F Mortgage, Series 63A,5.65%, 4/01/30 (c)	$12,835	$4,435,904
S/F Mortgage, Series 66A, 5.65%, 4/01/29	350	361,837
S/F Mortgage, Series 92-A, 4.75%, 4/01/31	2,300	2,290,938
S/F, Series 73A, 5.45%, 10/01/32	2,000	2,013,480
Series 99A, 5.25%, 10/01/32	4,800	4,912,608
Series 99A, 5.15%, 4/01/38	2,200	2,341,460
Philadelphia Authority for Industrial Development, RB:
Rieder House Project, Series A, 6.10%, 7/01/33	500	500,365
Saligman House Project, Series C (HUD), 6.10%, 7/01/33	500	500,365

		24,892,552

State — 7.0%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,662,375
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 10/01/26	2,800	3,201,492
First Series, 5.00%, 3/15/29	3,900	4,383,639
Second Series A, 5.00%, 8/01/24	6,000	6,827,880
Pennsylvania IDA, Refunding RB, Economic Development (AMBAC), 5.50%, 7/01/16	7,695	8,284,129
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	3,050	3,262,921
School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	9,000	9,636,660

		39,259,096

Transportation — 7.1%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM), 5.00%, 6/15/32	9,500	9,602,790
Delaware River Port Authority, RB:
Port District Project, Series B (AGM), 5.70%, 1/01/22	8,930	8,947,771
Series D, 5.00%, 1/01/40	7,500	7,846,800
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series E, 6.48%, 12/01/38 (d)	3,925	2,980,841
Series A (AMBAC), 5.50%, 12/01/31	1,600	1,745,792
Sub-Series B, 5.25%, 6/01/39	6,400	6,757,760
Sub-Series B-1, 5.00%, 12/01/37	1,550	1,611,582

		39,493,336

Utilities — 5.0%
City of Philadelphia Pennsylvania, RB:
9th Series, 5.25%, 8/01/40	5,700	5,825,286
12th Series B (NPFGC), 7.00%, 5/15/20 (b)	1,545	1,934,541
Series A, 5.25%, 1/01/36	1,450	1,543,438
Series C (AGM), 5.00%, 8/01/40	3,650	3,842,318

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)

Utilities (concluded)
Delaware County IDA Pennsylvania, RB, Water Facilities, AMT (NPFGC), 6.00%, 6/01/29	$3,400	$3,404,522
Montgomery County IDA Pennsylvania, RB, Aqua Pennsylvania Inc. Project, Series A, AMT, 5.25%, 7/01/42	3,900	4,046,718
Pennsylvania Economic Development Financing Authority, RB:
Philadelphia Biosolids Facility, 6.25%, 1/01/32	2,500	2,697,700
PPL Energy Supply, Series A, Mandatory Put Bonds, 3.00%, 12/01/38	4,500	4,527,090

		27,821,613

Total Municipal Bonds in Pennsylvania		428,827,042

Guam — 0.5%

Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	1,750	1,489,775

Utilities — 0.2%
Guam Government Waterworks Authority, Refunding RB, Water, 6.00%, 7/01/25	1,000	1,027,920

Total Municipal Bonds in Guam		2,517,695

Multi-State (e)(f) — 2.4%

Housing — 2.4%
Centerline Equity Issuer Trust, 7.60%, 12/15/50	10,000	10,109,800
MuniMae Tax-Exempt Bond Subsidiary LLC, 7.50%, 6/30/49 (g)	3,787	3,484,023

Total Municipal Bonds in Multi-State		13,593,823

Puerto Rico — 7.6%

Corporate — 0.1%
Puerto Rico Ports Authority, RB, Special Facilities, American Airlines, Series A, AMT, 6.25%, 6/01/26	750	640,073

County/City/Special District/School District — 0.3%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.70%, 8/01/41 (c)	10,000	1,674,300

State — 5.3%
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	1,425	1,534,440
Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	3,000	3,306,570
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
Series D, 5.38%, 7/01/33	2,940	2,968,106

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2010	3

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

State (concluded)
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities (concluded) :
Series N, 5.25%, 7/01/17	$2,375	$2,617,962
Series N, 5.50%, 7/01/27	2,150	2,262,209
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	15,000	16,882,050

		29,571,337

Tobacco — 0.2%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.38%, 5/15/33	1,060	1,049,623

Transportation — 0.1%
Puerto Rico Highway & Transportation Authority, RB, Series G, 5.00%, 7/01/33	685	690,165

Utilities — 1.6%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	3,600	3,898,548
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	4,450	4,707,610

		8,606,158

Total Municipal Bonds in Puerto Rico		42,231,656

U.S. Virgin Islands — 0.5%

Corporate — 0.2%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,000	1,019,440
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	500	507,380

		1,526,820

Utilities — 0.2%
Virgin Islands Water & Power Authority, RB, Series A, 5.00%, 7/01/31	1,000	1,018,470

County/City/Special District/School District — 0.1%
Virgin Islands Public Finance Authority, RB, Senior Lien, Capital Projects, Series A-1, 5.00%, 10/01/39	300	303,483

Total Municipal Bonds in the U.S. Virgin Islands		2,848,773

Total Municipal Bonds – 88.1%		490,018,989

Municipal Bonds Transferred to Tender Option Bond Trusts (h)

Pennsylvania — 20.8%

Education — 5.0%
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	11,630	11,970,642

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

Pennsylvania (concluded)

Education (concluded)
Pennsylvania State University, RB, 5.00%, 3/01/40	$10,000	$10,916,100
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	4,448	5,025,500

		27,912,242

Health — 6.3%
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	10,821,800
Geisinger Authority, RB, Series A:
5.13%, 6/01/34	7,460	7,859,856
5.25%, 6/01/39	6,000	6,335,400
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Jefferson Health System, Series B, 5.00%, 5/15/40	10,000	10,231,000

		35,248,056

Housing — 2.6%
Pennsylvania HFA, Refunding RB:
Series 96-A, AMT, 4.70%, 10/01/37	6,500	6,363,240
Series 105C, 5.00%, 10/01/39	7,500	7,775,100

		14,138,340

State — 4.3%
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 3/15/28	10,797	12,204,245
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	11,000	11,741,950

		23,946,195

Transportation — 2.6%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM), 5.00%, 6/15/37	14,000	14,135,380

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 20.8%		115,380,213

Total Long-Term Investments (Cost – $575,341,533) – 108.9%		605,399,202

Short-Term Securities	Shares

BIF Pennsylvania Municipal Money Fund, 0.00% (i)(j)	7,862,309	7,862,309

Total Short-Term Securities (Cost – $7,862,309) – 1.4%		7,862,309

Total Investments (Cost – $583,203,842*) – 110.3%		613,261,511
Liabilities in Excess of Other Assets – (0.0)%		(28,411)
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (10.3)%		(57,245,100)

Net Assets – 100.0%		$555,988,000

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2010

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$525,846,788

Gross unrealized appreciation	$33,018,611
Gross unrealized depreciation	(2,808,987)

Net unrealized appreciation	$30,209,624

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Variable rate security. Rate shown is as of report date.

(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2010	Net Activity	Shares Held at August 31, 2010	Income

BIF Pennsylvania Municipal Money Fund	22,887,186	(15,024,877)	7,862,309	$—

(j)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$605,399,202	—	$605,399,202
Short-Term Securities	$7,862,309	—	—	7,862,309

Total	$7,862,309	$605,399,202	—	$613,261,511

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Multi-State Municipal Series Trust

Date: October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 25, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 25, 2010